SHAREHOLDERS' EQUITY (DEFICIT) (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Schedule of Warrants and Warrants Units Outstanding
The following table summarizes the warrants and warrants units outstanding as of December 31, 2020:

Type	ISSUANCE DATE	NUMBER OF WARRANTS	EXERCISE PRICE	EXERCISABLE THROUGH
August 2019 warrants (note 6b)	August 22, 2019	205,268	$6.72 (*)	August 22, 2024
December 2019 warrants (note 6b)	December 9, 2019	92,321	$6.72 (*)	December 8, 2024
Warrants to bridge financing placement agent (note 6c)	December 9, 2019	55,785	$6.72 (*)	December 8, 2024
Warrants to underwriters (note 10)	September 3, 2020	125,000	$10.00	September 1, 2025
Warrants to underwriters (note 10)	October 5, 2020	375,000	$8.80	October 5, 2025
IPO warrants (note 1d, note 6b)	September 3, 2020	2,812,170	$8.80	September 3, 2025

(*) Each warrant is exercisable into one IPO unit consisting of one share and one IPO warrant (refer to note 6b and note 6c).

Schedule of Black-Scholes to Estimate Fair Value
The fair value of the Company’s share options granted to the CEO was estimated using the Black-Scholes option pricing model using the following assumptions (level 3 measurement):

June 12, 2019

Risk-free interest rate	2.13%
Expected volatility	82.29%
Dividend yield	0
Expected term	10
Exercise price	3.339

The fair value of the Company’s share options granted to the COO was estimated using the Black-Scholes option pricing model using the following assumptions (level 3 measurement):

September 5, 2019

Risk-free interest rate	1.43% - 1.49%
Expected volatility	82.82%–85.56%
Dividend yield	0
Expected term	5.75
Exercise price	$0.24 – $3.339

Schedule of Stock Option Activity
Share options outstanding and exercisable to employees and directors under the 2008 Plan during the years ended December 31, 2020, 2019 and 2018 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2018	153,882	$0.24	5.25

Options outstanding as of December 31, 2019	153,882	$0.24	4.25

Options outstanding as of December 31, 2020	153,882	$0.24	3.25

Options exercisable as of December 31, 2020 and 2019	153,882	$0.24	3.25

Share options outstanding and exercisable to employees and directors under the 2019 Plan during the years ended December 31, 2020 and 2019, were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding as of December 31, 2019	219,456	$2.62	9.56

Options outstanding as of December 31, 2020	219,456	$2.62	8.56

Options exercisable as of December 31, 2020	200,269	$2.55	8.55